Normal tax rates (Details)	12 Months Ended
Dec. 31, 2017
W200 million or below
Normal tax rates [Line Items]
Tax rate in 2017	11.00%
Tax rate in Thereafter	11.00%
Below W20 billion
Normal tax rates [Line Items]
Tax rate in 2017	22.00%
Tax rate in Thereafter	22.00%
Below W300 billion
Normal tax rates [Line Items]
Tax rate in 2017	24.20%
Tax rate in Thereafter	24.20%
W300 billion or above
Normal tax rates [Line Items]
Tax rate in 2017	24.20%
Tax rate in Thereafter	27.50%